Inventories and Cost of Sales	12 Months Ended
Dec. 31, 2023
Inventories and Cost of Sales [Abstract]
Inventories and cost of sales
7.	Inventories and cost of sales

	2023		2022	2021

Finished goods	Ps.	1,395,220	1,568,459	787,135
Raw materials		257,686	109,681	-
Packing material		130,341	262,480	35,718
		1,783,247	1,940,620	822,853
Merchandise in transit		247,286	182,050	463,302
	Ps.	2,030,533	2,122,670	1,286,155

The cost of sales recognized in the consolidated statements of profit or loss and other comprehensive income within cost of sales of the year was Ps.3,701,255, Ps.3,579,093 and Ps.4,498,008 for the years of 2023, 2022, and 2021, respectively.

The cost of inventories recognized as an expense includes Ps.81,913, Ps.72,988 and Ps.43,645, for the years 2023, 2022 and 2021, respectively, in respect of write-downs of inventory to net realizable value. Such write-downs have been recognized to account for obsolete inventories.